ASSETS AND LIABILITIES HELD FOR SALE	13 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES HELD FOR SALE
Assets And Liabilities Held For Sale

11. ASSETS AND LIABILITIES HELD FOR SALE

(a) Biblos

Subsequent to December 31, 2021, the Company entered into an agreement to sell it’s 40% share of Biblos for US$125,000.

The assets and liabilities related to Biblos have been included in assets and liabilities held for sale in the consolidated statements of financial position as at December 31, 2021. The assets and liabilities associated with Biblos are comprised of the following:

Cash	$16,636
Amounts receivable	172,030
Prepaid expenses and deposits	10,254
Equipment	803
Total assets	$199,723

Accounts payable and accrued liabilities	$162,823
Total liabilities	$162,823

Net carrying amount	$36,900

(b) Irati Energy Corporation (“Irati”)

Irati is a private company primarily focused on the development of its northern oilshale block located in Brazil.

On April 14, 2022, the Company entered into an agreement to sell its investment in Irati (See Note 26). The Company currently holds 1,252,710 Irati common shares valued at $0.05 per share.